Note 10 - Finance Costs	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
10.
FINANCE COSTS

Finance costs are primarily related to interest and accretion expense on the Company’s debt facilities, equipment financing obligations and accretion of decommissioning liabilities. The Company’s finance costs in the year are summarized as follows:

	Year Ended December 31,
	2018	2017
Debt facilities (Note 19)	$10,389	$2,254
Equipment financing obligations (Note 20)	524	561
Accretion of decommissioning liabilities	1,495	935
Silver sales and other	628	521
	$13,036	$4,271